GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Nov. 25, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Carrying amount of goodwill

The changes in the carrying amount of goodwill by business segment for the years ended November 25, 2018 and November 26, 2017, were as follows:

	Americas	Europe	Asia	Total
	(Dollars in thousands)
Balance, November 27, 2016	$207,723	$25,341	$1,216	$234,280
Foreign currency fluctuation	42	2,983	22	3,047

Balance, November 26, 2017	207,765	28,324	1,238	237,327
Foreign currency fluctuation	(34)	(1,060)	13	(1,081)

Balance, November 25, 2018	$207,731	$27,264	$1,251	$236,246

Other intangible assets

Other intangible assets, net, were as follows:

	November 25, 2018			November 26, 2017
	Gross Carrying Value	Accumulated Amortization	Total	Gross Carrying Value	Accumulated Amortization	Total
	(Dollars in thousands)
Non-amortized intangible assets:
Trademarks	$42,743	$—	$42,743	$42,743	$—	$42,743
Amortized intangible assets:
Acquired contractual rights	462	(370)	92	480	(330)	150

Total	$43,205	$(370)	$42,835	$43,223	$(330)	$42,893